Provisions and contingent liabilities	6 Months Ended
Jun. 30, 2026
Disclosure Of Other Provisions [Line Items]
Provisions and contingent liabilities
Note 15
Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.
Overview of total provisions
USDm 30.6.26 31.12.25
Provisions other than provisions for expected credit losses 3,098 3,217
Provisions for expected credit losses
1
443 347
Total provisions 3,541 3,564
1 Refer to Note 8 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The table below presents additional information for provisions other than provisions for expected credit losses.
Additional information for provisions other than provisions for expected credit losses
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total
Balance as of 31 December 2025 2,109 560 229 319 3,217
Increase in provisions recognized in the income statement 326 462 4 51 843
Release of provisions recognized in the income statement (61) (54) (10) (32) (157)
Provisions used in conformity with designated purpose (451) (329) (8) (29) (818)
Foreign currency translation and other movements 12 (10) (9) 20 13
Balance as of 30 June 2026 1,935 628 205 329 3,098
1 Consists of provisions for losses resulting from legal, liability and compliance risks.
2 Mainly includes USD
357 m of personnel-related restructuring provisions as of 30 June 2026 (31 December 2025: USD 282 m),
USD 186
m of provisions for
onerous contracts related
to real estate as
of 30 June 2026 (31 December
2025: USD
229 m) and USD 40
m of restructuring provisions
for onerous contracts
related to technology as
of
30 June 2026
(31 December 2025:
USD
48
m).
3 Mainly includes
provisions for
reinstatement costs
with respect
to leased
properties.
4 Mainly includes
provisions in
relation to
VAT,
employee benefits
and
operational risks.
Information about provisions and contingent
liabilities with respect to litigation,
regulatory and similar matters, as
a
class,
is
included
in
part
b).
There
are
no
material
contingent
liabilities
associated
with
the
other
classes
of
provisions.